Dividend Restrictions	12 Months Ended
Dec. 31, 2020
Hippo Enterprises Inc And Subsidiaries [Member]
Dividend Restrictions
14. Dividend Restrictions
RH Solutions
Dividend distributions to RH Solutions’ stakeholders are recognized in the period in which the dividends are declared by the Directors. At December 31, 2020 and 2019, RH Solutions’ stakeholder’s equity balances were $29.4 million and $2.2 million, respectively. In accordance with the terms of the Insurance (Capital and Solvency) (Class B, C, and D Insurers) Regulations, 2012, as a Class B(iii) issuer under the Law, RH Solutions is required to maintain the Prescribed Capital Requirement (“PCR”) of $1.4 million, which is based on net earned premium during the fiscal year. The Cayman Island Monetary Authority (“CIMA”) must be given advanced notice of any dividend payment(s).
Spinnaker Insurance Company
The maximum amount of dividends that can be paid by an Illinois-domiciled property and casualty insurance company without prior approval of the Illinois Insurance Commissioner in a 12 month period, measured retrospectively from the date of payment, is the greater of (1) ten percent (10%) of surplus as regards policyholders as of December 31, 2020; or (2) the net income of such insurer as of December 31, 2020, provided unassigned funds (surplus) exceeds zero following payment of such dividends. At December 31, 2020, surplus as regards policyholders was $69.6 million, net income was $6.6 million and unassigned funds (surplus) was $11.5 million.